Summary of Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands, ₩ in Millions	3 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Sep. 01, 2025 KRW (₩)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ 440,300
Cash balance	5,400
Net working capital deficit	81,800
Insured limits amount	5,100		$ 11,400
Revenues	1,879
Outstanding balance	2,300
Deferred transaction costs			9,265
Pension obligations	1,500
Current obligations recorded in accrued expenses	800
Other noncurrent liabilities	$ 725
WTMA [Member]
Summary of Significant Accounting Policies [Line Items]
Post-business combination share price per unit (in Dollars per share) | $ / shares	$ 10
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Insured limits amount | ₩				₩ 50
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Insured limits amount | ₩				₩ 100
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues	$ 700
Concentration percentage	38.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	14.00%
Accounts receivable	$ 300
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Revenues	$ 400
Concentration percentage	19.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	11.00%
Accounts receivable	$ 300
Customer Concentration Risk [Member] | Customer C [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration percentage	44.00%
Accounts receivable	$ 1,000